Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment.
Summary of property and equipment

	Processing			Construction in
	servers and	Computers and		progress (CIP) and		Right of use of
	engineering	office	Other	Advances for	Leasehold	leased assets
	equipment	equipment	equipment	equipment	improvements	(Note 21)	Total
Cost
Balance as of December 31, 2019	1,169	330	53	108	498	1,617	3,775
Transfer between groups	98	4	(4)	(101)	3	—	—
Additions	167	61	—	18	14	263	523
Disposals	(33)	(73)	(5)	—	(62)	(250)	(423)
Foreign currency translation	1	—	—	(2)	—	—	(1)
Balance as of December 31, 2020	1,402	322	44	23	453	1,630	3,874
Transfer between groups	18	—	—	(18)	—	—	—
Additions	194	67	4	44	11	40	360
Disposals	(26)	(32)	(13)	—	(171)	(361)	(603)
Balance as of December 31, 2021	1,588	357	35	49	293	1,309	3,631

Accumulated depreciation and impairment:
Balance as of December 31, 2019	(559)	(139)	(23)	—	(443)	(265)	(1,429)
Depreciation charge (including discontinued operations)	(221)	(96)	(8)	—	(46)	(328)	(699)
Disposals	16	30	2	—	61	50	159
Impairment	—	—	—	—	(12)	—	(12)
Balance as of December 31, 2020	(764)	(205)	(29)	—	(440)	(543)	(1,981)
Depreciation charge	(253)	(74)	(5)	—	(6)	(273)	(611)
Disposals	22	18	7	—	171	160	378
Balance as of December 31, 2021	(995)	(261)	(27)	—	(275)	(656)	(2,214)

Net book value
As of December 31, 2019	610	191	30	108	55	1,352	2,346
As of December 31, 2020	638	117	15	23	13	1,087	1,893
As of December 31, 2021	593	96	8	49	18	653	1,417